Loans and Allowance for Loan Losses - Summary of Internal Ratings of Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 2,447,945	$ 2,068,724	$ 1,556,092
Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	2,417,205	2,026,950	1,493,821
Special Mention
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,716	16,459	31,039
Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	21,136	20,331	22,347
Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,888	4,984	8,311
Doubtful
Accounts Notes And Loans Receivable [Line Items]
Total loans			574
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total loans	477,573	383,941	353,273
Real Estate | Non-Farm Non-Residential Owner Occupied | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	466,035	370,062	335,442
Real Estate | Non-Farm Non-Residential Owner Occupied | Special Mention
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,695	6,953	12,189
Real Estate | Non-Farm Non-Residential Owner Occupied | Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	6,843	6,926	5,642
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total loans	463,618	445,308	277,804
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	454,476	428,972	255,468
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Special Mention
Accounts Notes And Loans Receivable [Line Items]
Total loans		8,338	12,706
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	8,411	7,276	5,730
Real Estate | Non-Farm Non-Residential Non-Owner Occupied | Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans	731	722	3,900
Real Estate | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	414,653	320,335	98,207
Real Estate | Construction, Development & Other | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	410,319	315,979	93,817
Real Estate | Construction, Development & Other | Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	238	244	267
Real Estate | Construction, Development & Other | Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,096	4,112	4,123
Real Estate | Farmland
Accounts Notes And Loans Receivable [Line Items]
Total loans	13,467	9,934	4,653
Real Estate | Farmland | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	13,467	9,934	4,653
Real Estate | Residential
Accounts Notes And Loans Receivable [Line Items]
Total loans	225,649	213,264	140,622
Real Estate | Residential | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	224,593	212,109	139,743
Real Estate | Residential | Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	1,056	1,069	861
Real Estate | Residential | Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans		86	18
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Total loans	756,005	611,348	645,928
Commercial & Industrial | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	751,356	605,322	629,093
Commercial & Industrial | Special Mention
Accounts Notes And Loans Receivable [Line Items]
Total loans		1,146	6,144
Commercial & Industrial | Substandard
Accounts Notes And Loans Receivable [Line Items]
Total loans	4,588	4,816	9,847
Commercial & Industrial | Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans	61	64	270
Commercial & Industrial | Doubtful
Accounts Notes And Loans Receivable [Line Items]
Total loans			574
Consumer
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,304	4,001	4,157
Consumer | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	3,283	3,979	4,157
Consumer | Special Mention
Accounts Notes And Loans Receivable [Line Items]
Total loans	21	22
Other
Accounts Notes And Loans Receivable [Line Items]
Total loans	93,676	80,593	31,448
Other | Pass
Accounts Notes And Loans Receivable [Line Items]
Total loans	$ 93,676	$ 80,593	$ 31,448